Offerings	Aug. 20, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $0.001 per share, issuable in respect of assumed outstanding awards of unvested restricted stock units under the Sweep.io Inc. 2022 Stock Incentive Plan(3)
Amount Registered | shares	158,431
Proposed Maximum Offering Price per Unit	119.84
Maximum Aggregate Offering Price	$ 18,986,371.04
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,622.02
Offering Note	This Registration Statement (the “Registration Statement”) registers the issuance of the common stock of ServiceNow, Inc. (the “Registrant”), par value $0.001 (the “Common Stock”) issuable pursuant to the Registrant's acquisition of Sweep.io Inc.Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement also covers an indeterminate number of additional shares that may be offered or issued as a result of stock splits, stock dividends or similar transactions.Represents 158,431 shares of Registrant common stock issuable in connection with outstanding and unvested restricted stock units awarded under the Sweep.io Inc. 2022 Stock Incentive Plan, as amended (the “2022 Stock Incentive Plan”) that were assumed and converted into restricted stock units of the Registrant on August 20, 2026, in connection with the Registrant’s acquisition of Sweep.io Inc.Estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and 457(h) under the Securities Act, based on the average of the high and low prices of the Registrant’s Common Stock as reported on the New York Stock Exchange on August 18, 2026.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $0.001 per share, issuable in respect of assumed outstanding awards of unvested stock options under the Sweep.io Inc. 2022 Stock Incentive Plan(5)
Amount Registered | shares	19,465
Proposed Maximum Offering Price per Unit	119.84
Maximum Aggregate Offering Price	$ 2,332,685.6
Fee Rate	0.01381%
Amount of Registration Fee	$ 322.15
Offering Note	This Registration Statement (the “Registration Statement”) registers the issuance of the common stock of ServiceNow, Inc. (the “Registrant”), par value $0.001 (the “Common Stock”) issuable pursuant to the Registrant's acquisition of Sweep.io Inc.Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement also covers an indeterminate number of additional shares that may be offered or issued as a result of stock splits, stock dividends or similar transactions.Estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and 457(h) under the Securities Act, based on the average of the high and low prices of the Registrant’s Common Stock as reported on the New York Stock Exchange on August 18, 2026.Represents 19,465 shares of Registrant common stock issuable pursuant to outstanding and unvested stock options granted under the 2022 Stock Incentive Plan that were assumed and converted into restricted stock units of the Registrant on August 20, 2026 in connection with the Registrant’s acquisition of Sweep.io Inc.